[JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK LETTERHEAD]




May 2, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:      JNLNY Separate Account II
         File Nos. 811-09577 and 333-86933

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please call Ellen Baird (517-367-4354) or me (517-367-3835).

Sincerely,

/s/ Anthony L. Dowling

Anthony L. Dowling
Senior Attorney